Financial instruments - Outstanding assets and liabilities derivatives positions (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 493,113	R$ (6,567,720)
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(710,040)	(1,843,085)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	1,104,123	(4,660,846)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	99,030	(63,789)
Zero cost collar (U.S.$ x R$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,962,800	6,852,200
Fair value in R$	1,075,688	(4,328,970)
Zero cost collar (U.S.$ x R$) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	252,089	163,941
Fair value in R$	1,285	6,097
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	90,000	581,000
Fair value in R$	28,442	(331,876)
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	153,273	138,439
Fair value in R$	99,383	(80,759)
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,888	39,706
Fair value in R$	(1,638)	10,873
NDF (CNY x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,500
Fair value in R$	(7)
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	6,416,177	3,594,291
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,579,548	4,748,394
Fair value in R$	2,213,625	1,482,759
Derivative Assets | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,015,371	1,973,705
Fair value in R$	291,321	424,824
Derivative Assets | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,657,886	8,382,699
Fair value in R$	1,382,291	927,586
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,399,600	3,117,625
Fair value in R$	981,679	754,173
Derivative Assets | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		150,961
Fair value in R$		4,949
Derivative Assets | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,200,000	1,200,000
Fair value in R$	28,453
Derivative Assets | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,000
Fair value in R$	1,518,808
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(7,126,217)	(5,437,376)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,607,213	909,612
Fair value in R$	(2,238,755)	(2,259,020)
Derivative Liabilities | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,015,371	1,973,705
Fair value in R$	(158,858)	(30,695)
Derivative Liabilities | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,137,136	8,128,395
Fair value in R$	(2,170,759)	(1,753,485)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	660,171	610,171
Fair value in R$	(1,034,502)	(1,344,937)
Derivative Liabilities | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		150,961
Fair value in R$		(42,799)
Derivative Liabilities | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	165,815	165,815
Fair value in R$	(31,140)	R$ (6,440)
Derivative Liabilities | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,000
Fair value in R$	R$ (1,492,203)